Offerings	Oct. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	33,502
Maximum Aggregate Offering Price	$ 1,005,060.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87.44
Offering Note	(1) The offering reflects the number of shares of common stock that the registered shareholders may offer for resale from time to time pursuant to this registration statement. The proposed maximum offering price per unit and the proposed maximum aggregate offering price are estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended, and are based on a good-faith estimate of the value of the registrant's common stock. The proposed maximum offering price per unit does not necessarily represent the actual resale price of the shares. We will not receive any proceeds from the sale of shares by the selling shareholders. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	7,040,514
Maximum Aggregate Offering Price	$ 211,215,420.00
Amount of Registration Fee	$ 18,375.74
Offering Note	See Note 1.